Segment reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment reporting
Note 15. Segment reporting
Cyxtera’s chief operating decision maker is its Chief Executive Officer. The Company manages its operations as a single operating segment for the purposes of assessing performance and making operating decisions – the Colocation segment.
The Company derives almost all Colocation revenue from sales to customers in the United States, based upon the service address of the customer. Revenue derived from customers outside the United States, based upon the service address of the customer, was not significant in any individual foreign country.

Note 19. Segment reporting
Cyxtera’s chief operating decision maker is its Chief Executive Officer. Following the Cybersecurity Spin-Off described in Notes 1 and 3, the Company manages its operations as a single operating segment for the purposes of assessing performance and making operating decisions – the Colocation segment.
The Company derives the majority of its Colocation revenue from sales to customers in the United States, based upon the service address of the customer. Revenue derived from customers outside the United States, based upon the service address of the customer, was not significant in any individual foreign country.